Supplement to the
Telecommunications Portfolio
Class A, Class T, Class B and Class C
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ATLC-SUM-16-01 1.9880366.100	December 1, 2016

Supplement to the
Telecommunications Portfolio
Class I
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ATLC-I-SUM-16-01 1.9880365.100	December 1, 2016

Supplement to the
Telecommunications Portfolio
April 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Telecommunications Portfolio has been removed.

TEL-SUM-16-01 1.9880374.100	December 1, 2016